Investment and U.S. Partnership - Mainpointe Pharmaceuticals, LLC (Narrative) (Details)				1 Months Ended							12 Months Ended
	Dec. 31, 2021 CAD ($) shares	Dec. 31, 2021 USD ($)	Feb. 08, 2021 CAD ($)	Nov. 29, 2021 CAD ($)	Aug. 30, 2021 CAD ($)	Aug. 21, 2021 CAD ($) $ / shares	Apr. 23, 2021 CAD ($)	Apr. 21, 2021 CAD ($)	Mar. 23, 2021 CAD ($)	Feb. 15, 2021 CAD ($)	Dec. 31, 2021 CAD ($) shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 CAD ($)	Dec. 31, 2019 CAD ($)	Dec. 31, 2021 USD ($) shares	Feb. 17, 2021 shares	Jan. 22, 2021 CAD ($)
Investment and US Partnership [Line Items]
Amount of wire fees and foreign exchange translation differences	$ 1,116
Net present value of profit earn												$ 2,000,000
Number of shares issued | shares	34,959,207										34,959,207				34,959,207	5,000
Percentage of earned amount paid from sale of NBDS products											5.00%	5.00%
Percentage of earned amount paid from sale of DSC products											20.00%	20.00%
Royalty payable classified as financial liability															$ 16,000,000
Effective interest rate											57.00%	57.00%
Loss on re-measurement of derivative liability											$ 662,108		$ 0	$ 0
Accretion Exchange Loss											15,565
Royalty Payable	$ 1,901,547										1,901,547
2.34 (current estimate) [Member]
Investment and US Partnership [Line Items]
Accretion Expense											$ 732,069
Effective interest rate											57.00%	57.00%
Payback Period (years)											2 years 4 months 2 days	2 years 4 months 2 days
Replicel [Member]
Investment and US Partnership [Line Items]
U.S market expiration period											4 years	4 years
Revenue from sale of products												$ 2,000,000
Mainpointe [Member]
Investment and US Partnership [Line Items]
Aggregate maximum amount of royalty		$ 16,000,000
Share Purchase Agreement [Member]
Investment and US Partnership [Line Items]
Amount of investment made				$ 199,472	$ 500,528	$ 300,000	$ 717,871	$ 700,000	$ 490,000	$ 1,200,000
Common stock price per share | $ / shares						$ 0.675
Amount of wire fees and foreign exchange translation differences	$ 2,700,000
Share Purchase Agreement [Member] | TSX Venture Exchange [Member]
Investment and US Partnership [Line Items]
Amount of investment made			$ 492,092
Share Purchase Agreement [Member] | Replicel [Member]
Investment and US Partnership [Line Items]
Strategic Investment Received																	$ 2,700,000
Number of shares issued | shares	3,986,684										3,986,684				3,986,684
Share Purchase Agreement [Member] | Mainpointe [Member]
Investment and US Partnership [Line Items]
Strategic Investment Received																	$ 2,700,000
Number of aggregate common share | shares											4,000,000	4,000,000
Royalty income												$ 16,000,000
Amount of investment made				$ 298,921							$ 500,000